PNC INTERNATIONAL EQUITY FUND (Second Summary Prospectus) | PNC INTERNATIONAL EQUITY FUND
PNC International Equity Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC International Equity Fund on page 4 of the prospectus and in the section entitled “Details About the Funds” under the PNC International Equity Fund on page 26 of the prospectus, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in foreign equity securities.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.  The Fund may invest in all capitalization size common stocks.